Other Long-term Liabilities - Additional Information (Detail)	1 Months Ended		12 Months Ended
	May 31, 2017 USD ($) Vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Other Long Term Liabilities [Line Items]
Number of vessels under sales leaseback | Vessel				3
Total gross proceeds from sale-leaseback transaction			$ 90,753,000	$ 354,000,000	$ 542,000,000
Deferred gain on sale-leasebacks			203,737,000	194,322,000
One 14000 TEU Vessel [Member]
Other Long Term Liabilities [Line Items]
Number of vessels under sales leaseback | Vessel	1
MOL Benefactor and YM Width Vessels [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transaction			$ 254,000,000
Sale leaseback transaction term description			Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.
YM Wind [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transaction	$ 144,000,000
Sale leaseback transaction term description			Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of 12 years, with an option to purchase the vessel at the 9.5 year anniversary for a pre-determined fair value purchase price.
Lease financing lease period	12 years
Anniversary date at which option to purchase vessel is available	9 years 6 months
Deferred gain on sale-leasebacks			$ 31,611,000
MOL Benefactor Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period			11 years
Anniversary date at which option to purchase vessel is available			9 years
YM Width Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period			12 years
Anniversary date at which option to purchase vessel is available			9 years 6 months
Maersk Genoa Vessel [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transaction		$ 100,000,000
Sale leaseback transaction term description			Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.
Lease financing lease period		9 years
Extension of lease term if purchase option is not exercised			2 years
MOL Benefactor, YM Width And Maersk Genoa Vessels [Member]
Other Long Term Liabilities [Line Items]
Deferred gain on sale-leasebacks				$ 50,921,000